GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.65%
500,000	Americredit Automobile Receivables Trust Series 2016-4 Class D 2.74%, 12/08/2022	$ 502,726
595,000	Bank of the West Auto Trust(b) Series 2019-1 Class A3 2.43%, 04/15/2024	599,541
700,000	Canadian Pacer Auto Receivables Trust(b) Series 2018-2A Class A4 3.44%, 08/21/2023	719,518
	Dell Equipment Finance Trust(b)
	Series 2018-2 Class B
275,000	3.55%, 10/22/2023	281,485
	Series 2018-2 Class C
325,000	3.72%, 10/22/2023	333,642
335,000	Drive Auto Receivables Trust Series 2019-4 Class B 2.23%, 01/16/2024	334,302
600,000	Exeter Automobile Receivables Trust(b) Series 2018-4A Class B 3.64%, 11/15/2022	605,374
	GM Financial Automobile Leasing Trust
	Series 2018-3 Class B
205,000	3.48%, 07/20/2022	208,076
	Series 2018-3 Class C
400,000	3.70%, 07/20/2022	406,508
1,250,000	GM Financial Consumer Automobile Receivables Trust Series 2018-4 Class C 3.62%, 06/17/2024	1,290,709
450,000	Golden Credit Card Trust(b) Series 2018-4A Class A 3.44%, 10/15/2025	472,042
240,000	HPEFS Equipment Trust(b) Series 2019-1A Class A3 2.21%, 09/20/2029	240,149
460,169	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 3.12%, 01/17/2038 1-mo. LIBOR + 1.10%	461,249
750,000	Master Credit Card Trust II(b)(c) Series 2018-1A Class A 2.54%, 07/21/2024 1-mo. LIBOR + 0.49%	749,103
625,000	MBarc Credit Canada Inc(b) Series 2019-AA Class A3 CAD, 2.72%, 10/16/2023	474,723
48,822	OSCAR US Funding Trust V(b) Series 2016-2A Class A3 2.73%, 12/15/2020	48,828
575,000	Penarth Master Issuer PLC(b)(c) Series 2018-2A Class A1 2.49%, 09/18/2022 1-mo. LIBOR + 0.45%	574,777
Principal Amount(a)		Fair Value
Non-Agency — (continued)
250,000	SCF Equipment Leasing(b) Series 2019-1A Class A2 3.23%, 10/20/2024	$ 252,197
925,000	Silver Arrow Canada LP(b) Series 2018-1A Class A3 CAD, 3.17%, 08/15/2025	708,491
1,199,236	Starwood Waypoint Homes Trust(b)(c) Series 2017-1 Class A 2.98%, 01/17/2035 1-mo. LIBOR + 0.95%	1,198,468
575,000	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	576,255
1,250,000	Verizon Owner Trust Series 2018-A Class C 3.55%, 04/20/2023	1,286,449
800,000	World Omni Automobile Lease Securitization Trust Series 2018-B Class A4 3.30%, 03/15/2024	814,778
		13,139,390
U.S. Government Agency — 0.07%
310,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	325,093
TOTAL ASSET-BACKED SECURITIES — 2.72% (Cost $13,270,963)		$13,464,483
CORPORATE BONDS AND NOTES
Basic Materials — 0.25%
200,000	Equate Petrochemical BV 3.00%, 03/03/2022	200,820
225,000	Indonesia Asahan Aluminium Persero PT(b) 5.23%, 11/15/2021	236,151
750,000	SABIC Capital II BV(b) 4.00%, 10/10/2023	788,452
		1,225,423
Communications — 0.55%
	AT&T Inc
370,000	EUR, 0.25%, 03/04/2026	398,960
300,000	EUR, 1.80%, 09/14/2039	324,525
300,000	Comcast Corp 3.70%, 04/15/2024	319,867
1,000,000	Orange SA EUR, 0.00%, 09/04/2026	1,074,400

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
600,000	VEON Holdings BV 3.95%, 06/16/2021	$ 606,636
		2,724,388
Consumer, Cyclical — 0.16%
200,000	CK Hutchison Europe Finance Ltd EUR, 1.25%, 04/13/2025	228,132
320,000	CK Hutchison Finance II Ltd EUR, 0.88%, 10/03/2024	358,924
225,000	McDonald's Corp 2.20%, 05/26/2020	225,223
		812,279
Consumer, Non-Cyclical — 1.34%
225,000	AbbVie Inc 2.50%, 05/14/2020	225,513
225,000	Amgen Inc 3.88%, 11/15/2021	232,280
200,000	Becton Dickinson Euro Finance SARL EUR, 0.63%, 06/04/2023	220,295
130,000	Bristol-Myers Squibb Co(b) 2.90%, 07/26/2024	134,143
225,000	Celgene Corp 2.88%, 08/15/2020	226,237
225,000	Cigna Corp 3.40%, 09/17/2021	230,103
225,000	Conagra Brands Inc 3.80%, 10/22/2021	232,194
	CVS Health Corp
225,000	2.80%, 07/20/2020	226,001
190,000	2.63%, 08/15/2024	190,656
400,000	3.88%, 07/20/2025	423,733
475,000	DH Europe Finance II SARL EUR, 0.20%, 03/18/2026	516,144
225,000	DP World Crescent Ltd 3.75%, 01/30/2030	225,000
290,000	DP World PLC 6.85%, 07/02/2037	381,924
120,000	HCA Inc 5.88%, 02/01/2029	134,250
	Keurig Dr Pepper Inc
225,000	3.55%, 05/25/2021	229,974
650,000	4.06%, 05/25/2023	687,776
150,000	Medtronic Global Holdings SCA EUR, 1.63%, 03/07/2031	181,483
500,000	PayPal Holdings Inc 2.40%, 10/01/2024	501,661
	Pfizer Inc
115,000	3.20%, 09/15/2023	120,478
110,000	2.95%, 03/15/2024	114,336
105,000	3.45%, 03/15/2029	113,849
475,000	Takeda Pharmaceutical Co Ltd EUR, 3.00%, 11/21/2030	617,214
	UnitedHealth Group Inc
325,000	2.38%, 08/15/2024	327,084
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
160,000	2.88%, 08/15/2029	$ 163,211
		6,655,539
Energy — 1.06%
325,000	Abu Dhabi Crude Oil Pipeline LLC(b) 4.60%, 11/02/2047	378,736
	Energy Transfer Operating LP
625,000	3.60%, 02/01/2023	642,069
150,000	4.50%, 04/15/2024	159,836
190,000	5.25%, 04/15/2029	214,334
325,000	Gazprom OAO Via Gaz Capital SA EUR, 2.50%, 03/21/2026	380,360
325,000	KazMunayGas National Co JSC 6.38%, 10/24/2048	403,879
164,000	Petrobras Global Finance BV(b) 5.09%, 01/15/2030	171,077
	Petroleos Mexicanos
325,000	5.13%, 03/15/2023	388,777
375,000	6.84%, 01/23/2030(b)	387,825
625,000	Plains All American Pipeline LP / PAA Finance Corp 3.55%, 12/15/2029	614,430
250,000	Saudi Arabian Oil Co(b) 2.75%, 04/16/2022	252,122
975,000	Sinopec Group Overseas Development 2018 Ltd(b) 2.50%, 08/08/2024	975,278
290,000	Western Midstream Operating LP 4.65%, 07/01/2026	286,587
		5,255,310
Financial — 6.54%
700,000	ABN AMRO Bank NV EUR, 0.88%, 01/14/2026	824,344
600,000	American Express Co 2.50%, 07/30/2024	604,891
500,000	Banco Santander SA EUR, 0.88%, 05/09/2031	598,919
505,000	Bank of Nova Scotia EUR, 0.38%, 10/23/2023	567,428
	Bank of Thailand
44,831,000	THB, 1.77%, 03/27/2020	1,467,995
281,017,000	THB, 1.95%, 11/26/2020	9,240,292
725,000	BB&T Corp 2.50%, 08/01/2024	730,845
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	500,171
	Healthcare Trust of America Holdings LP REIT
230,000	3.50%, 08/01/2026	237,104
260,000	3.10%, 02/15/2030	259,254
500,000	ING Bank NV EUR, 0.88%, 04/11/2028	595,647

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	ING Groep NV
300,000	EUR, 3.00%, 04/11/2028	$ 354,802
200,000	EUR, 2.00%, 03/22/2030	230,903
1,000,000	Intesa Sanpaolo SpA EUR, 1.38%, 12/18/2025	1,199,594
240,000	Jackson National Life Global Funding(b) 3.30%, 02/01/2022	246,079
200,000	Korea Development Bank 3.00%, 03/19/2022	203,766
	Korea Monetary Stabilization Bond
2,430,000,000	KRW, 1.85%, 10/02/2019	2,031,467
6,915,000,000	KRW, 2.06%, 12/02/2019	5,787,937
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,243,186
510,000	Marsh & McLennan Cos Inc EUR, 1.98%, 03/21/2030	616,906
220,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT(b) 5.75%, 02/01/2027	247,016
600,000	New York Life Global Funding(b) 2.88%, 04/10/2024	618,254
600,000	PNC Bank NA(c) 2.23%, 07/22/2022 3-mo. LIBOR + 0.44%	600,582
425,000	Pricoa Global Funding I(b) 2.40%, 09/23/2024	428,924
625,000	Royal Bank of Canada 2.55%, 07/16/2024	633,576
840,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	866,881
600,000	SBA Tower Trust REIT(b) 2.84%, 01/15/2025	600,798
600,000	US Bancorp 2.40%, 07/30/2024	607,343
	WPC Eurobond BV REIT
100,000	EUR, 2.13%, 04/15/2027	115,940
135,000	EUR, 1.35%, 04/15/2028	146,220
		32,407,064
Industrial — 0.30%
	Boeing Co
150,000	2.80%, 03/01/2024	154,052
95,000	3.20%, 03/01/2029	99,758
	General Electric Co
375,000	5.00%, Perpetual(c)(d) 3-mo. LIBOR + 3.33%	355,781
230,000	EUR, 0.38%, 05/17/2022	249,236
365,000	John Deere Capital Corp 1.95%, 06/13/2022	365,084
Principal Amount(a)		Fair Value
Industrial — (continued)
260,000	Republic Services Inc 2.50%, 08/15/2024	$ 262,864
		1,486,775
Technology — 0.27%
325,000	Dell International LLC / EMC Corp(b) 6.02%, 06/15/2026	366,498
325,000	Fidelity National Information Services Inc EUR, 1.50%, 05/21/2027	379,405
625,000	Hewlett Packard Enterprise Co 2.25%, 04/01/2023	623,174
		1,369,077
Utilities — 0.51%
450,000	EDP Finance BV EUR, 0.38%, 09/16/2026	489,735
600,000	Engie SA(d) EUR, 1.38%, Perpetual	660,839
500,000	Iberdrola International BV(d) EUR, 2.63%, Perpetual	578,356
200,000	Infraestructura Energetica Nova SAB de CV 4.88%, 01/14/2048	191,000
600,000	Southern California Edison Co 2.85%, 08/01/2029	604,337
		2,524,267
TOTAL CORPORATE BONDS AND NOTES — 10.98% (Cost $54,098,143)		$54,460,122
FOREIGN GOVERNMENT BONDS AND NOTES
1,400,000	Abu Dhabi Government International Bond 2.50%, 09/30/2029	1,390,550
550,000	African Export-Import Bank 5.25%, 10/11/2023	589,297
750,000	Arab Petroleum Investments Corp(b) 4.13%, 09/18/2023	793,415
3,215,000	Argentina Bonar Bonds(c) ARS, 61.27%, 04/03/2022 BADLARPP + 2.00%	24,254
	Argentina Treasury Bill(e)
24,120,000	ARS, 0.00%, 04/28/2020	375,822
16,000	ARS, 0.00%, 05/28/2020	156
40,959,000	ARS, 0.00%, 07/29/2020	352,144
629,000	ARS, 0.00%, 10/29/2020	5,733
	Argentine Bonos del Tesoro(f)
92,500,000	ARS, 18.20%, 10/03/2021	432,616
42,851,000	ARS, 16.00%, 10/17/2023	228,175
78,288,000	ARS, 15.50%, 10/17/2026	419,986
4,350,000	Australia Government Bond AUD, 2.25%, 05/21/2028	3,241,521

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
550,000	Banque Ouest Africaine de Developpement 5.00%, 07/27/2027	$ 584,100
716,000	Bonos de la Nacion Argentina con Ajuste por CER ARS, 4.00%, 03/06/2020	9,696
957,000	Bonos de la Nacion Argentina En Moneda Dua 4.50%, 02/13/2020	341,828
	Brazil Letras do Tesouro Nacional(e)
580(g)	BRL, 0.00%, 01/01/2020	137,657
2,120(g)	BRL, 0.00%, 04/01/2020	497,491
1,810(g)	BRL, 0.00%, 07/01/2020	419,943
1,010(g)	BRL, 0.00%, 04/01/2021	225,219
380(g)	BRL, 0.00%, 07/01/2021	83,474
	Brazil Notas do Tesouro Nacional Series F
32,297(g)	BRL, 10.00%, 01/01/2023	8,629,716
27,055(g)	BRL, 10.00%, 01/01/2025	7,451,354
49,979(g)	BRL, 10.00%, 01/01/2027	14,088,520
8,300,000	Bundesrepublik Deutschland Bundesanleihe EUR, 3.00%, 07/04/2020	9,300,339
850,000	Canadian Government Bond CAD, 3.50%, 12/01/2045	909,224
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	79,594
41,000,000	COP, 4.38%, 03/21/2023	11,549
600,000	4.00%, 02/26/2024	632,400
64,000,000	COP, 9.85%, 06/28/2027(f)	23,386
	Colombian TES
1,189,000,000	COP, 7.00%, 05/04/2022	359,276
4,456,000,000	COP, 10.00%, 07/24/2024	1,541,326
4,155,200,000	COP, 7.50%, 08/26/2026	1,323,669
360,000	Corp Andina de Fomento 3.25%, 02/11/2022	366,606
2,300,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	677,185
200,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022	207,314
545,000	Ecuador Government International Bond 10.75%, 03/28/2022	592,858
	Egypt Government International Bond
200,000	6.13%, 01/31/2022	206,118
200,000	6.20%, 03/01/2024(b)	208,783
200,000	EUR, 4.75%, 04/16/2026	223,171
1,030,000	European Investment Bank EUR, 0.63%, 01/22/2029	1,223,801
1,900,000	European Union EUR, 1.38%, 10/04/2029	2,413,574
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	878,723
	French Republic Government Bond OAT
3,575,000	EUR, 3.50%, 04/25/2020	3,987,002
2,750,000	EUR, 0.00%, 03/25/2023(e)	3,072,008
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
4,750,000	EUR, 0.25%, 11/25/2026	$ 5,447,846
2,975,000	EUR, 2.00%, 05/25/2048(b)	4,556,532
300,000	Ghana Government International Bond(b) 7.88%, 03/26/2027	307,615
370,000	Ghana Treasury Note GHC, 17.18%, 01/06/2020	68,672
	Hellenic Republic Government Bond(b)
350,000	EUR, 3.45%, 04/02/2024	427,498
425,000	EUR, 3.88%, 03/12/2029	566,431
490,000	Hungary Government International Bond EUR, 1.25%, 10/22/2025	573,503
	India Government Bond
141,000,000	INR, 8.15%, 06/11/2022	2,083,916
329,000,000	INR, 8.08%, 08/02/2022	4,883,870
25,000,000	INR, 6.84%, 12/19/2022	359,969
362,000,000	INR, 8.83%, 11/25/2023	5,559,556
361,000,000	INR, 7.68%, 12/15/2023	5,331,907
595,000,000	INR, 7.59%, 01/11/2026	8,778,416
475,000	Indonesia Government International Bond EUR, 3.75%, 06/14/2028	640,465
	Indonesia Treasury Bond
2,198,000,000	IDR, 7.00%, 05/15/2022	156,921
3,887,000,000	IDR, 12.90%, 06/15/2022	316,556
257,000,000	IDR, 10.25%, 07/15/2022	19,732
2,419,000,000	IDR, 5.63%, 05/15/2023	165,572
71,311,000,000	IDR, 8.38%, 09/15/2026	5,381,932
10,314,000,000	IDR, 7.00%, 05/15/2027	721,315
212,000,000	IDR, 10.00%, 02/15/2028	17,452
635,000,000	IDR, 6.13%, 05/15/2028	41,397
8,099,000,000	IDR, 9.00%, 03/15/2029	631,359
1,440,000,000	IDR, 10.50%, 08/15/2030	123,769
17,784,000,000	IDR, 8.75%, 05/15/2031	1,365,922
18,670,000,000	IDR, 8.38%, 03/15/2034	1,390,741
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,178,322
1,375,000	Ireland Government Bond EUR, 1.00%, 05/15/2026	1,627,148
	Italy Buoni Poliennali Del Tesoro
4,975,000	EUR, 1.05%, 12/01/2019	5,434,256
3,400,000	EUR, 1.35%, 04/15/2022	3,844,323
2,675,000	EUR, 2.70%, 03/01/2047(b)	3,516,829
242,000	Ivory Coast Government International Bond(h) 5.75%, 12/31/2032	237,361
1,500,000	Japan Bank for International Cooperation 3.38%, 10/31/2023	1,585,886
665,600,000	Japan Government Five Year Bond JPY, 0.10%, 06/20/2021	6,199,237
600,500,000	Japan Government Ten Year Bond JPY, 0.80%, 09/20/2023	5,810,230

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Japan Government Thirty Year Bond
733,100,000	JPY, 0.70%, 06/20/2048	$ 7,444,567
380,000,000	JPY, 0.70%, 12/20/2048	3,856,126
	Japanese Government CPI Linked Bond(i)
1,445,000,000	JPY, 0.10%, 03/10/2027	14,176,979
549,900,000	JPY, 0.10%, 03/10/2028	5,354,574
545,000	Kazakhstan Government International Bond EUR, 0.60%, 09/30/2026	590,164
325,000	Kenya Government International Bond 7.25%, 02/28/2028	336,846
	Kingdom of Belgium Government Bond(b)
1,025,000	EUR, 1.90%, 06/22/2038	1,465,532
2,965,000	EUR, 1.60%, 06/22/2047	4,193,109
2,122,000,000	Korea Treasury Bond KRW, 2.00%, 03/10/2020	1,779,713
3,600,000	Malaysia Government Bond MYR, 3.89%, 08/15/2029	898,177
	Mexican Bonos
335,500(j)	MXP, 5.00%, 12/11/2019	1,689,945
709,900(j)	MXP, 8.00%, 06/11/2020	3,624,325
757,500(j)	MXP, 6.50%, 06/10/2021	3,825,310
295,500(j)	MXP, 7.25%, 12/09/2021	1,513,947
266,800(j)	MXP, 6.50%, 06/09/2022	1,344,829
1,000(j)	MXP, 8.00%, 12/07/2023	5,305
5,670(k)	Mexican Udibonos, Index Linked(i) MXP, 2.50%, 12/10/2020	179,124
1,625,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	1,953,195
575,000	Nigeria Government International Bond 5.63%, 06/27/2022	592,888
700,000	Oman Government International Bond(b) 4.88%, 02/01/2025	700,340
	Panama Government International Bond
575,000	4.00%, 09/22/2024	613,812
475,000	3.16%, 01/23/2030	489,962
240,000	Philippine Government International Bond EUR, 0.88%, 05/17/2027	270,483
750,000	Province of Ontario Canada CAD, 2.65%, 02/05/2025	589,277
425,000	Qatar Government International Bond(b) 3.38%, 03/14/2024	444,656
	Republic of Austria Government Bond(b)
1,125,000	EUR, 0.75%, 02/20/2028	1,346,711
575,000	EUR, 1.50%, 02/20/2047	834,086
	Republic of Ghana Government Bonds
220,000	GHC, 21.50%, 03/09/2020	41,598
220,000	GHC, 21.00%, 03/23/2020	41,573
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
110,000	GHC, 18.50%, 06/01/2020	$ 20,544
260,000	GHC, 18.25%, 09/21/2020	48,331
180,000	GHC, 24.75%, 03/01/2021	35,877
400,000	GHC, 16.50%, 03/22/2021	72,328
1,660,000	GHC, 16.25%, 05/17/2021	297,345
50,000	GHC, 24.50%, 06/21/2021	10,004
300,000	GHC, 24.75%, 07/19/2021	60,356
130,000	GHC, 18.25%, 07/25/2022	23,515
170,000	GHC, 17.60%, 11/28/2022	30,219
1,370,000	GHC, 16.50%, 02/06/2023	236,460
970,000	GHC, 19.75%, 03/25/2024	181,425
2,890,000	GHC, 19.00%, 11/02/2026	520,001
3,873,000	GHC, 19.75%, 03/15/2032	704,558
525,000	Republic of Poland Government International Bond EUR, 1.13%, 08/07/2026	623,154
215,000	Senegal Government International Bond(b) EUR, 4.75%, 03/13/2028	243,236
8,175,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	6,340,556
755,000	Slovenia Government Bond EUR, 3.13%, 08/07/2045	1,238,742
	Spain Government Bond(b)
1,825,000	EUR, 4.40%, 10/31/2023	2,376,600
3,435,000	EUR, 2.90%, 10/31/2046	5,418,998
	Sri Lanka Government International Bond
100,000	6.25%, 10/04/2020	101,350
225,000	6.85%, 03/14/2024(b)	230,010
375,000	7.55%, 03/28/2030(b)	369,717
	Thailand Government Bond
36,825,000	THB, 2.13%, 12/17/2026	1,258,695
180,000,000	THB, 2.88%, 12/17/2028	6,574,965
575,000	Turkey Government International Bond 7.50%, 11/07/2019	577,098
	Ukraine Government International Bond
475,000	7.75%, 09/01/2020	485,530
560,000	7.75%, 09/01/2022	588,000
4,900,000	United Kingdom Gilt GBP, 1.50%, 07/22/2047	6,793,523
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 49.33% (Cost $250,164,813)		$244,571,319

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.25%
450,000	CAMB Commercial Mortgage Trust(b)(c) Series 2019-LIFE Class A 3.10%, 12/15/2037 1-mo. LIBOR + 1.07%	$ 450,702
	CHC Commercial Mortgage Trust(b)(c)
	Series 2019-CHC Class A
675,000	3.15%, 06/15/2034 1-mo. LIBOR + 1.12%	675,844
	Series 2019-CHC Class B
300,000	3.53%, 06/15/2034 1-mo. LIBOR + 1.50%	300,376
	Commercial Mortgage Pass Through Certificates
	Series 2014-CR14 Class A4
365,000	4.24%, 02/10/2047(l)	393,743
	Series 2014-CR19 Class A5
500,000	3.80%, 08/10/2047	535,153
618,675	HPLY Trust(b)(c) Series 2019-HIT Class A 3.03%, 11/15/2036 1-mo. LIBOR + 1.00%	617,900
466,667	Lanark Master Issuer PLC(b)(c) Series 2019-1A Class 1A1 2.90%, 12/22/2069 3-mo. LIBOR + 0.77%	467,845
775,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A3 3.81%, 03/15/2052	857,738
550,000	New York Mortgage Trust(b)(c) Series 2019-NYT Class A 3.23%, 11/15/2035 1-mo. LIBOR + 1.20%	552,056
580,000	Silverstone Master Issuer PLC(b)(c) Series 2019-1A Class 2A GBP, 1.46%, 01/21/2070 3-mo. SONIA + 0.75%	716,378
585,000	Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A4 3.31%, 06/15/2052	623,509
		6,191,244
U.S. Government Agency — 2.13%
1,059,169	Federal Home Loan Mortgage Corp 3.50%, 11/01/2047	1,096,701
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K087 Class A2
125,000	3.77%, 12/25/2028	140,597
	Series K088 Class A2
575,000	3.69%, 01/25/2029	644,484
	Series K159 Class A2
375,000	3.95%, 11/25/2030(l)	431,763
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series KC02 Class A2
325,000	3.37%, 07/25/2025	$ 342,141
	Series KL3W Class AFLW
420,000	2.54%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	420,459
	Federal National Mortgage Association
1,155,566	4.50%, 07/01/2040	1,252,929
476,404	4.00%, 09/01/2042	507,102
536,342	3.50%, 08/01/2056	564,671
486,660	4.00%, 01/01/2057	517,011
549,062	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	574,239
195,878	Government National Mortgage Association(l) 4.18%, 07/20/2062	197,157
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
389,280	4.50%, 06/25/2057	415,009
	Series 2018-4 Class M55D
541,489	4.00%, 03/25/2058	568,330
	Series 2019-1 Class MA
769,335	3.50%, 07/25/2058	802,346
	Series 2019-3 Class M55D
413,651	4.00%, 10/25/2058	433,639
	Seasoned Loans Structured Transaction
	Series 2018-2 Class A1
564,590	3.50%, 11/25/2028	590,522
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	430,979
	Series 2019-2 Class A1C
625,000	2.75%, 09/25/2029	632,125
		10,562,204
TOTAL MORTGAGE-BACKED SECURITIES — 3.38% (Cost $16,261,197)		$16,753,448
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,300,000	1.25%, 01/31/2020(f)	1,297,156
9,500,000	1.38%, 01/31/2021	9,450,274
903,000	1.50%, 08/31/2021	900,319
1,087,000	1.50%, 09/30/2021	1,084,325
7,380,000	2.88%, 11/30/2023	7,766,874
6,255,000	3.38%, 11/15/2048	7,976,102
TOTAL U.S. TREASURY BONDS AND NOTES — 5.74% (Cost $27,487,927)		$28,475,050

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 3.94%
	Japan Treasury Discount Bills(e)
$ 400,600,000	JPY, 0.00%, 10/07/2019	$ 3,705,022
475,100,000	JPY, 0.00%, 10/15/2019	4,394,184
336,000,000	JPY, 0.00%, 12/10/2019	3,108,778
	Mexico Cetes
704,360(j)	MXP, 7.47%, 02/27/2020	346,158
16,362,600(j)	MXP, 7.46%, 04/02/2020	7,985,354
		19,539,496
U.S. Government Agency Bonds and Notes — 7.92%
39,280,000	Federal Home Loan Bank 1.52%, 10/01/2019	39,280,000
U.S. Treasury Bonds and Notes — 9.65%
	U.S. Treasury Bills
9,870,000	1.98%, 10/29/2019(f)	9,854,817
1,300,000	2.01%, 10/31/2019	1,297,826
970,000	2.13%, 11/07/2019(m)	967,878
27,379,000	1.92%, 11/29/2019	27,282,859
7,238,000	1.92%, 12/05/2019	7,211,605
1,217,000	2.02%, 01/30/2020(f)	1,208,812
		47,823,797
Repurchase Agreements — 2.90%
3,419,821	Repurchase agreement (principal amount/value $3,420,943 with a maturity value of $3,421,166) with MUFG Securities America Inc , 2.35%, dated 9/30/19 to be repurchased at $3,419,821 on 10/1/19 collateralized by various U.S. Government Agency securities, 3.00% - 5.50%, 10/1/32 - 5/1/49, with a value of $3,489,362.(n)	3,419,821
3,419,821	Repurchase agreement (principal amount/value $3,420,943 with a maturity value of $3,421,168) with BNP Paribas Securities Corp, 2.37%, dated 9/30/19 to be repurchased at $3,419,821 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 2/15/21 - 8/1/49, with a value of $3,489,362.(n)	3,419,821
Principal Amount(a)		Fair Value
Repurchase Agreements — (continued)
$ 1,029,613	Undivided interest of 11.25% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $1,029,613 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(n)
		$ 1,029,613
3,419,821	Undivided interest of 5.05% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $3,419,821 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(n)	3,419,821
3,100,696	Undivided interest of 5.30% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $3,100,696 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(n)	3,100,696
		14,389,772
TOTAL SHORT TERM INVESTMENTS — 24.41% (Cost $121,230,274)		$121,033,065
TOTAL INVESTMENTS — 96.56% (Cost $482,513,317)		$478,757,487
OTHER ASSETS & LIABILITIES, NET — 3.44%		$17,052,974
TOTAL NET ASSETS — 100.00%		$495,810,461

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	All or a portion of the security is on loan at September 30, 2019.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2019. Maturity date disclosed represents final maturity date.
(i)	Principal amount of the security is adjusted for inflation.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	Principal amount is stated in 100 Unidad de Inversion Units.
(l)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(m)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(n)	Collateral received for securities on loan.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Canadian 10 Year Bond Long Futures	4	CAD	570,400	December 2019	$(5,736)
Euro 10 Year Treasury Note Long Futures	36	EUR	6,131,160	December 2019	(5,711)
Euro-Bobl Long Futures	8	EUR	1,085,200	December 2019	1,657
Euro-Btp Long Futures	50	EUR	7,292,000	December 2019	110,521
Euro-Bund Short Futures	48	EUR	8,364,000	December 2019	80,755
Euro-Buxl Short Futures	15	EUR	3,262,500	December 2019	59,294
Japan 10 Year Bond Long Futures	7	JPY	1,085,140,000	December 2019	8,416
Long Gilt Long Futures	17	GBP	1,150,560	December 2019	5,293
U.S. 10 Year Treasury Note Short Futures	112	USD	14,595,000	December 2019	(74,448)
U.S. 2 Year Treasury Note Long Futures	53	USD	11,421,500	December 2019	(31,055)
U.S. 5 Year Treasury Note Short Futures	95	USD	11,319,102	December 2019	1,912
U.S. Long Bond Long Futures	60	USD	9,738,750	December 2019	(143,852)
U.S. Ultra Long Term Treasury Bond Short Futures	4	USD	767,625	December 2019	30,321
				Net Appreciation	$37,367
At September 30, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	6,118,336	EUR	5,346,794	October 15, 2019	$283,613
BA	USD	731,207	EUR	636,164	October 16, 2019	36,934
BA	USD	1,816,848	EUR	1,605,628	October 29, 2019	62,744
BA	USD	14,688,227	EUR	13,020,000	October 31, 2019	462,179
BA	USD	250,687	EUR	221,000	November 21, 2019	8,884
BA	USD	13,410,526	EUR	11,850,000	November 29, 2019	438,320
BA	ZAR	19,090,000	USD	1,259,399	October 25, 2019	(3,577)
BB	JPY	288,160,000	USD	2,688,188	October 31, 2019	(17,048)
BB	USD	549,641	EUR	480,000	October 11, 2019	26,004
BB	USD	1,741,524	EUR	1,549,750	February 28, 2020	33,106
BNP	JPY	288,130,000	USD	2,685,538	January 24, 2020	2,799
BNP	JPY	438,074,210	USD	4,184,125	June 24, 2020	(59,982)
BNP	USD	1,145,150	INR	79,904,000	October 07, 2019	17,891
BNP	USD	1,113,905	INR	80,571,000	November 06, 2019	(21,008)
BNP	USD	308,167	INR	22,480,000	January 13, 2020	(5,753)
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	JPY	330,185,834	AUD	4,618,549	February 25, 2020	$(22,419)
CIT	JPY	501,322,738	AUD	7,000,000	March 06, 2020	(11,906)
CIT	JPY	326,945,483	AUD	4,606,251	August 24, 2020	(895)
CIT	JPY	228,182,685	EUR	1,937,244	October 31, 2019	(1,103)
CIT	JPY	228,271,798	EUR	1,937,244	December 30, 2019	(785)
CIT	JPY	228,284,390	EUR	1,937,244	March 31, 2020	(2,041)
CIT	JPY	228,245,646	EUR	1,937,244	June 30, 2020	(2,933)
CIT	JPY	228,323,135	EUR	1,937,244	September 30, 2020	(3,815)
CIT	MXP	30,720,000	USD	1,592,618	October 25, 2019	(43,058)
CIT	USD	9,046,002	EUR	8,245,000	October 31, 2019	37,264
CIT	USD	518,814	EUR	453,945	November 15, 2019	22,333
CIT	USD	488,397	EUR	430,647	November 21, 2019	17,213
CIT	USD	2,547,849	INR	186,579,000	January 16, 2020	(56,685)
CIT	USD	658,660	MXP	12,988,780	October 02, 2019	467
DB	NOK	4,661,000	USD	514,516	October 03, 2019	(2,160)
DB	NOK	9,235,000	USD	1,037,404	November 14, 2019	(21,644)
DB	NOK	3,811,000	USD	426,972	November 18, 2019	(7,782)
DB	NOK	15,411,000	USD	1,712,742	November 19, 2019	(17,600)
DB	NOK	11,424,500	USD	1,274,892	November 26, 2019	(18,161)
DB	NOK	15,411,000	USD	1,713,266	December 19, 2019	(17,199)
DB	NOK	9,331,000	USD	1,042,803	December 23, 2019	(15,782)
DB	NOK	11,424,500	USD	1,275,810	February 26, 2020	(18,005)
DB	NOK	9,331,000	USD	1,043,654	March 23, 2020	(16,268)
DB	NOK	7,018,000	USD	780,463	March 24, 2020	(7,746)
DB	SEK	13,566,500	EUR	1,272,404	October 15, 2019	(9,908)
DB	SEK	13,566,500	EUR	1,272,064	November 13, 2019	(10,274)
DB	SEK	13,566,500	EUR	1,271,647	December 13, 2019	(10,602)
DB	SEK	13,566,500	EUR	1,270,771	February 13, 2020	(11,609)
DB	SEK	13,566,500	EUR	1,270,295	March 13, 2020	(12,129)
DB	SEK	13,566,500	EUR	1,268,680	June 15, 2020	(13,997)
DB	SEK	8,716,000	USD	907,392	November 26, 2019	(18,739)
DB	SEK	15,815,195	USD	1,643,776	November 29, 2019	(31,034)
DB	USD	1,823,181	KRW	2,155,000,000	November 29, 2019	22,959
DB	USD	1,866,423	KRW	2,244,000,000	March 06, 2020	(14,464)
GS	CAD	1,320,000	USD	995,032	October 31, 2019	1,746
GS	PLN	4,650,000	USD	1,210,709	October 25, 2019	(50,783)
GS	USD	522,441	EUR	456,963	October 15, 2019	23,777
GS	USD	221,821	EUR	193,000	October 16, 2019	11,191
GS	USD	116,889	EUR	103,408	October 31, 2019	3,902
GS	USD	381,709	EUR	336,500	November 20, 2019	13,558
HSB	DKK	2,230,000	USD	329,994	October 31, 2019	(3,553)
HSB	GBP	3,980,000	USD	4,975,685	October 31, 2019	(75,916)
HSB	JPY	446,432,840	AUD	5,950,000	December 12, 2019	150,901
HSB	JPY	112,269,255	AUD	1,510,000	March 13, 2020	42,931
HSB	JPY	114,180,990	AUD	1,540,000	June 12, 2020	47,261
HSB	JPY	178,332,673	EUR	1,511,482	November 22, 2019	76
HSB	JPY	178,360,333	EUR	1,511,482	February 25, 2020	(2)
HSB	JPY	178,692,063	EUR	1,511,521	March 25, 2020	2,914
HSB	JPY	178,473,242	EUR	1,511,482	May 22, 2020	(754)
HSB	JPY	178,607,612	EUR	1,511,482	August 24, 2020	(1,446)
HSB	JPY	64,482,800	USD	606,364	March 23, 2020	(2,561)
HSB	JPY	91,465,350	USD	867,138	June 08, 2020	(6,852)
HSB	USD	963,281	EUR	839,000	October 16, 2019	47,644
HSB	USD	147,221	EUR	130,000	October 31, 2019	5,179
HSB	USD	923,797	EUR	810,000	November 14, 2019	37,957
HSB	USD	1,949,814	INR	141,800,210	November 06, 2019	(47,567)
HSB	USD	1,611,839	INR	116,914,713	November 07, 2019	(34,804)
HSB	USD	1,391,048	INR	100,072,000	November 13, 2019	(17,333)
HSB	USD	1,804,433	INR	130,253,000	November 18, 2019	(27,572)
HSB	USD	926,913	INR	67,901,000	December 05, 2019	(26,044)
HSB	USD	691,394	INR	50,164,110	December 16, 2019	(11,595)
HSB	USD	947,222	INR	68,200,000	February 03, 2020	(2,772)
HSB	USD	2,274,829	KRW	2,657,000,000	October 07, 2019	54,382
HSB	USD	3,680,721	KRW	4,330,000,000	March 18, 2020	49,921
HSB	USD	2,420,366	NZD	3,860,000	October 31, 2019	1,193
HSB	USD	5,529,691	SGD	7,560,000	October 25, 2019	58,428
JPM	JPY	246,041,476	AUD	3,422,800	November 21, 2019	(23,315)
JPM	JPY	202,376,070	AUD	2,700,000	December 12, 2019	68,460
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	JPY	286,061,061	AUD	3,900,000	January 14, 2020	$41,972
JPM	JPY	244,940,703	AUD	3,422,800	February 21, 2020	(12,694)
JPM	JPY	262,681,971	AUD	3,520,000	March 12, 2020	99,420
JPM	JPY	244,112,386	AUD	3,422,800	May 21, 2020	(4,820)
JPM	JPY	312,268,169	AUD	4,210,000	June 12, 2020	129,224
JPM	JPY	243,258,049	AUD	3,422,800	August 21, 2020	3,293
JPM	JPY	193,185,100	USD	1,825,134	November 27, 2019	(31,583)
JPM	JPY	80,870,000	USD	753,497	December 24, 2019	(560)
JPM	JPY	193,188,900	USD	1,837,496	February 27, 2020	(31,257)
JPM	JPY	66,196,754	USD	622,645	March 23, 2020	(2,792)
JPM	JPY	89,886,790	USD	853,325	March 24, 2020	(11,592)
JPM	JPY	86,869,140	USD	824,522	June 08, 2020	(7,466)
JPM	JPY	173,350,560	USD	1,639,219	June 22, 2020	(7,440)
JPM	NOK	14,870,000	USD	1,650,990	October 31, 2019	(15,659)
JPM	USD	6,514,132	EUR	5,736,670	November 20, 2019	237,880
JPM	USD	2,298,604	EUR	2,028,974	November 21, 2019	78,643
JPM	USD	2,262,428	EUR	2,028,974	November 22, 2019	42,322
JPM	USD	2,238,427	INR	161,810,300	November 04, 2019	(41,377)
JPM	USD	979,823	INR	70,560,000	November 20, 2019	(12,355)
JPM	USD	2,547,338	INR	183,898,670	December 16, 2019	(29,780)
JPM	USD	690,535	INR	50,426,330	March 16, 2020	(8,363)
JPM	USD	138,487	MXP	2,680,000	October 25, 2019	3,304
JPM	USD	7,527,451	THB	231,710,000	October 25, 2019	(44,689)
MS	MXP	14,000,000	USD	711,158	October 25, 2019	(4,978)
MS	SEK	6,350,000	USD	656,259	October 31, 2019	(9,812)
MS	USD	603,463	EUR	550,000	October 31, 2019	2,516
MS	USD	907,361	EUR	802,250	November 29, 2019	29,137
MS	USD	363,670	ZAR	5,210,000	October 25, 2019	20,934
SAH	USD	632,873	EUR	551,000	October 17, 2019	31,495
SAH	USD	987,539	EUR	872,692	October 29, 2019	34,147
SAH	USD	1,042,868	INR	77,021,000	February 27, 2020	(26,929)
SAH	USD	1,255,720	INR	92,497,000	February 28, 2020	(28,879)
SAH	USD	2,609,587	INR	192,428,300	March 03, 2020	(61,582)
UBS	AUD	4,455,000	USD	3,016,476	October 31, 2019	(6,060)
UBS	EUR	1,660,000	USD	1,833,518	October 31, 2019	(19,752)
UBS	JPY	142,620,000	USD	1,334,665	October 31, 2019	(12,629)
UBS	USD	2,543,957	EUR	2,244,655	November 21, 2019	88,013
					Net Appreciation	$1,642,403
At September 30, 2019, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.HY.32 Index	$2,350,000	$156,863	$153,380	5.00	December 20, 2024	$3,483	Sell	Quarterly
					Net Appreciation	$3,483
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
At September 30, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.79%	3-mo. LIBOR	7,200,000	March 13, 2047	$(1,755,874)	Quarterly
Receive	2.59%	3-mo. LIBOR	4,500,000	July 27, 2047	(896,933)	Quarterly
Receive	3.00%	3-mo. LIBOR	3,856,000	February 22, 2048	(1,152,863)	Quarterly
Receive	3.02%	3-mo. LIBOR	3,856,000	February 23, 2048	(1,168,022)	Quarterly
Receive	3.25%	3-mo. LIBOR	7,690,000	November 21, 2048	(2,845,524)	Quarterly
				Net Depreciation	$(7,819,216)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
BNP	BNP Paribas Securities Corp
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
GHC	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Summary of Investments by Country as of September 30, 2019.
Country	Fair Value	Percentage of Fund Investments
United States	$175,232,904	36.60%
Japan	56,252,796	11.75
Brazil	31,533,374	6.59
India	26,997,633	5.64
Mexico	21,481,899	4.49
France	19,298,798	4.03
Thailand	18,541,948	3.87
Italy	13,995,003	2.92
Indonesia	11,209,284	2.34
Germany	10,543,525	2.20
United Kingdom	10,394,682	2.17
South Korea	9,802,883	2.05
Spain	8,394,516	1.75
Belgium	8,072,215	1.69
Netherlands	7,056,127	1.47
Singapore	6,340,556	1.32
Canada	5,823,383	1.22
Colombia	3,971,200	0.83
Australia	3,241,521	0.68
Ghana	2,700,421	0.56
Argentina	2,190,410	0.46
Austria	2,180,797	0.46
United Arab Emirates	2,151,210	0.45
Luxembourg	2,141,723	0.45
Ireland	1,627,148	0.34
Slovenia	1,238,742	0.26
Egypt	1,227,370	0.26
Kazakhstan	1,201,356	0.25
Panama	1,103,775	0.23
Ukraine	1,073,530	0.22
Greece	993,929	0.21
Malaysia	898,177	0.19
Finland	878,723	0.18
Cayman Islands	812,056	0.17
Sri Lanka	701,077	0.15
Oman	700,340	0.15
Denmark	677,185	0.14
Poland	623,154	0.13
Nigeria	592,888	0.12
Ecuador	592,858	0.12
Togo	584,100	0.12
Turkey	577,098	0.12
Hungary	573,503	0.12
Qatar	444,656	0.09
Russia	380,360	0.08
Venezuela	366,606	0.08
Kenya	336,846	0.07
Philippines	270,483	0.06
Saudi Arabia	252,122	0.05
Senegal	243,236	0.05
Ivory Coast	237,361	0.05
Total	$478,757,487	100.00%
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

September 30, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$13,464,483	$—	$13,464,483
Corporate Bonds and Notes	—	54,460,122	—	54,460,122
Foreign Government Bonds and Notes	—	244,571,319	—	244,571,319
Mortgage-Backed Securities	—	16,753,448	—	16,753,448
U.S. Treasury Bonds and Notes	—	28,475,050	—	28,475,050
Short Term Investments	—	121,033,065	—	121,033,065
Total investments, at fair value:	0	478,757,487	0	478,757,487
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	2,936,433	—	2,936,433
Credit Default Swaps(a)	—	3,483	—	3,483
Futures Contracts(a)	$298,169	$—	$—	$298,169
Total Assets	$298,169	$481,697,403	$0	$481,995,572
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,294,030)	—	(1,294,030)
Futures Contracts(a)	$(260,802)	$—	$—	$(260,802)
Interest Rate Swaps(a)	—	(7,819,216)	—	(7,819,216)
Total Liabilities	$(260,802)	$(9,113,246)	$0	$(9,374,048)
(a)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts, and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 105 futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $283,907,244 in forward contracts for the reporting period.

September 30, 2019

Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $2,096,200 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $497,349,363 in interest rate swaps for the reporting period.

September 30, 2019